Average Annual Total Returns - Winton Managed Futures Trend Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes with load
Average Annual Return, Percent	(1.50%)	6.19%	1.87%
Winton Managed Futures Trend Fund Class A | Return before taxes without load
Prospectus [Line Items]
Average Annual Return, Percent	4.54%	7.44%	2.48%
Winton Managed Futures Trend Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	4.85%	7.72%	2.75%
Winton Managed Futures Trend Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.42%	2.61%	(0.46%)
Winton Managed Futures Trend Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.80%	3.75%	0.68%